Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents		$ 3,990,771	$ 7,060,410
Accounts receivable, net		29,260,398	28,371,702
Inventories, net		9,499,965	7,627,129
Other receivables and current assets		26,040,589	26,855,040
Income tax receivable		1,721,398	1,003,350
Total current assets		94,928,469	93,014,204
Non-Current Assets
Property, plant and equipment, net		29,988,208	31,733,289
Investments, net		194,962	89,712
Operating lease right-of-use asset (“ROU asset”), net		13,960	37,981
Deferred tax assets, net			67,217
Total Non-Current Assets		30,197,130	31,928,199
Total Assets		125,125,599	124,942,403
Current liabilities
Accounts payable and accrued expenses		32,154,457	7,057,387
Other payables		2,383,934	1,402,444
Short-term loans		86,074,981	91,806,603
Operating lease liabilities – current portion		14,854	24,437
Long-term debt payable – current portion		240,141	409,025
Finance lease payable – current portion		15,527	11,979
Total current liabilities		121,459,011	101,735,933
Non-Current Liabilities
Operating lease liabilities – non-current			14,301
Long-term debt payable – non-current		468,501	525,148
Finance lease payable – non-current		55,448	53,658
Deferred tax liabilities, net		25,195
Total Non-Current Liabilities		549,144	593,107
Total Liabilities		122,008,155	102,329,040
Shareholders’ Equity
Additional paid-in capital		12,731,677	12,731,677
(Accumulated losses) retained earnings		(10,365,493)	8,274,248
Accumulated other comprehensive income		233,645	578,386
Total equity attributable to equity holders of TMD Energy Limited		2,602,186	21,586,668
Non-controlling interests		515,258	1,026,695
Total Equity		3,117,444	22,613,363
Total Liabilities and Shareholders’ Equity		125,125,599	124,942,403
Common Class A [Member]
Shareholders’ Equity
Class B ordinary shares, par value $0.0001 per share; 100,000,000 shares authorized; 10,000,000 shares issued and outstanding as of June 30, 2026 and 2025	[1]	1,357	1,357
Common Class B [Member]
Shareholders’ Equity
Class B ordinary shares, par value $0.0001 per share; 100,000,000 shares authorized; 10,000,000 shares issued and outstanding as of June 30, 2026 and 2025	[1]	1,000	1,000
Related Party [Member]
Current Assets
Due from related parties		24,415,348	22,096,573
Current liabilities
Due to related parties		$ 575,117	$ 1,024,058

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the share redesignation and reclassification on October 20, 2026 (see Note 14)